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                    HARTFORD LEADERS ACCESS (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-70153

      SUPPLEMENT DATED JANUARY 13, 2005 TO THE PROSPECTUS DATED MAY 3, 2004

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              SUPPLEMENT DATED JANUARY 13, 2005 TO YOUR PROSPECTUS

Your Annuity Contract offers the following underlying mutual Funds as investment options. The Total Fund Operating Expenses for the underlying mutual Funds have been restated as a result of a fee waiver and/or expense reimbursement arrangement.

As a result, the underlying Fund expense information under the Section "Annual Fund Operating Expenses" is hereby replaced with the following:

                                                                              TOTAL ANNUAL FUND
                                                                              OPERATING EXPENSES
                                                     12b-1                   (BEFORE CONTRACTUAL    CONTRACTUAL FEE     TOTAL
                                                 DISTRIBUTION                   FEE WAIVERS OR        WAIVERS OR     ANNUAL FUND
                                  MANAGEMENT        AND/OR         OTHER           EXPENSE              EXPENSE       OPERATING
                                     FEES       SERVICING FEES    EXPENSES     REIMBURSEMENTS)      REIMBURSEMENTS     EXPENSES
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
AIM V.I. Aggressive Growth Fund
- Series I (ii)                      0.80%            N/A          0.35%            1.15%                0.05%          1.10%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -
Series I (ii)                        0.73%            N/A          0.31%            1.04%                0.04%          1.00%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -
Series I (ii)                        0.75%            N/A          0.38%            1.13%                0.05%          1.08%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Fund - Series I                      0.61%            N/A          0.24%            0.85%                0.00%          0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
Trends Fund - Series I (ii)(iii)     0.77%            N/A          0.45%            1.22%                0.07%          1.15%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
Fund - Series I                      0.47%            N/A          0.29%            0.76%                0.00%          0.76%
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AIM V.I. International Growth
Fund - Series I                      0.75%            N/A          0.35%            1.10%                0.00%          1.10%
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AIM V.I. Mid Cap Core Equity
Fund - Series I                      0.73%            N/A          0.34%            1.07%                0.00%          1.07%
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AIM V.I. Premier Equity Fund -
Series I                             0.61%            N/A          0.24%            0.85%                0.00%          0.85%
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AIM V. I. Small Cap Equity Fund
- Series I (i)                       0.85%            N/A          0.70%            1.55%                0.25%          1.30%
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


  (i) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. This expense limitation agreement is in effect through April 30, 2005.

 (ii) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement.

(iii) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5133